Label	Element	Value
Lord Abbett Calibrated Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000887194_SupplementTextBlock

LORD ABBETT RESEARCH FUND

Lord Abbett Calibrated Dividend Growth Fund

Supplement dated September 23, 2013 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated April 1, 2013

_____________________________________________________________

Effective October 1, 2013, Lord, Abbett & Co. LLC will lower the annual management fee rate payable by Lord Abbett Calibrated Dividend Growth Fund as follows:

.65% of the first $1 billion of average daily net assets;

.60% of the next $1 billion of average daily net assets; and

.55% of average daily net assets over $2 billion.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Calibrated Dividend Growth Fund